Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net income	$ 127,294	$ 69,332
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	(85)	247
Depreciation expense	30,794	29,108
Amortization of intangibles	7,413	5,443
Amortization of grants	(201)	(145)
Share compensation expense	16,396	9,588
Deferred taxes	(1,509)	(4,343)
Changes in assets and liabilities:
Increase in accounts receivable	(7,374)	(59,982)
Increase in unbilled revenue	(8,704)	(7,902)
(Increase)/ decrease in other receivables	(1,034)	559
Increase in prepayments and other current assets	(6,562)	(6,099)
Increase in other non current assets	(829)	(847)
(Decrease)/ increase in payments on account	(34,331)	61,724
(Decrease)/ increase in other current liabilities	(18,860)	28,515
Increase in other non-current liabilities	1,134	378
Decrease in income taxes payable	(698)	(4,014)
(Decrease)/ increase in accounts payable	(8,114)	2,244
Net cash provided by operating activities	94,730	123,806
Cash flows from investing activities:
Purchase of property, plant and equipment	(22,602)	(23,391)
Purchase of subsidiary undertakings	(121,101)	(93,752)
Cash acquired with subsidiary undertakings	3,518	1,039
Purchase of short term investments	(57,102)	(79,727)
Sale of short term investments	100,547	95,852
Change in restricted cash, net		(2,250)
Net cash (used in) investing activities	(96,740)	(102,229)
Cash flows from financing activities:
Proceeds from exercise of share options	18,615	19,017
Share issuance costs	(16)	(68)
Tax benefit from the exercise of share options	1,789	397
Repurchase of ordinary shares	(44,506)	0
Share repurchase costs	(33)	0
Net cash (used in)/provided by financing activities	(24,151)	19,346
Effect of exchange rate movements on cash	(2,782)	1,489
Net (decrease)/increase in cash and cash equivalents	(28,943)	42,412
Cash and cash equivalents at beginning of period	182,519	114,047
Cash and cash equivalents at end of period	$ 153,576	$ 156,459